Fixed Assets and Intangible Assets - Schedule of Fixed Assets and Intangible Assets (Details) - USD ($)	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2014	Mar. 31, 2014
Content Checked Inc [Member]
Capitalized Software		$ 15,000		$ 15,000
Less accumulated amortization		(4,449)		(1,449)
Capitalized Software, net		10,551		$ 13,551
Content Checked Holdings, Inc [Member]
Capitalized Software			$ 15,000
Less accumulated amortization			(5,199)
Capitalized Software, net	$ 9,801	$ 10,551	$ 9,801